Government grants and subsidies (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Government Grants And Subsidies [Abstract]
Government grants
Government assistance recognized as a reduction of expenses is as follows:

	2022	2021
	$	$

Direct cost of revenues	1,144	1,651
General and administrative	545	2,055
Research and development	2,692	5,871
Sales and marketing	358	3,851

Total government assistance	4,739	13,428